Related Party Transactions	3 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
(19)	Related party transactions

As of March 31, 2025, the Group’s related parties are as follows:

Type	Related parties
Ultimate parent entity	Bellevue Capital Management LLC
Major shareholder of the Parent	BCM Europe AG
Subsidiaries	RSM, VAXIMM, Darnatein, OSR Holdings, Inc.
Associates	Taction Co., Ltd.
Other related parties	Bellevue Global Life Sciences Investors LLC

There are no sales and procurement transactions and treasury transactions with related parties for the three-months ended March 31, 2025 and 2024. The Group acquired Vaximm from BCM Europe AG in December 2022 (Transaction between entities under common control), which is disclosed in detail in Note 27 Business combinations.

Details of receivables and payables from related party transactions as at March 31, 2025 and December 31, 2024 are as follows:

	March 31, 2025
	Related parties	Short-term borrowings
Key management	Individuals	$641,323
Bellevue Global Life Sciences Acquisition Corp	Other related parties	$300,716
Bellevue Capital Management Europe AG	Major shareholder of the Parent	$862,053

	December 31, 2024
	Related parties	Short-term borrowings
Key management	Individuals	$340,136

Compensations paid or accrued to key management of the Parent for the three months ended March 31, 2025 and 2024 are as follows:

	For the three-month ended
	March 31, 2025	March 31, 2024
Salaries	$80,701	$104,344

The Group’s key management includes registered directors who have important authority and responsibility for planning, operation, and control of the Group’s business activities.

No collateral or guarantee were provided for related parties and were received from related parties as of March 31, 2025 and December 31, 2024.